Cash Flow Information - Cash Flows Resulting from Net Changes in Working Capital (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 01, 2014	Mar. 02, 2013	Mar. 03, 2012
Schedule Of Cash Flow Supplemental [Line Items]
Accounts receivable	$ 1,381	$ 709	$ 898
Other receivables	124	218	(168)
Inventories	359	426	(409)
Income taxes receivable	224	(463)	(135)
Other current assets	(26)	(177)	(143)
Accounts payable	590	(296)	90
Accrued liabilities	251	801	156
Income taxes payable	0	0	179
Deferred revenue	(38)	(279)	(151)
Net changes in working capital items	$ 1,259	$ 487	$ (231)